Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 08, 2025	Jun. 30, 2025	Jul. 31, 2025	Jul. 31, 2024
Subsequent Event [Line Items]
Reverse share split		1-for-18
Number of outstanding shares			1,313,373
Ordinary share par value (in Dollars per share)			$ 0.001	$ 0.001
Warrant [Member]
Subsequent Event [Line Items]
Exercise price per share (in Dollars per share)			$ 4.89
Expire term			5 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase warrant	1
Exercise price per share (in Dollars per share)	$ 3.26
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Purchase warrant	1
Exercise price per share (in Dollars per share)	$ 4.89
Aggregate purchase price (in Dollars)	$ 29,340
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate shares	9,000,000
Number of ordinary shares	1
Ordinary share par value (in Dollars per share)	$ 0.001